Unaudited Condensed Consolidated Interim Statements of Profit or Loss - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Profit or loss [abstract]
Revenue	€ 745.1	€ 697.0	€ 1,520.2	€ 1,429.9
Cost of sales	(535.0)	(500.2)	(1,085.9)	(1,028.4)
Gross profit	210.1	196.8	434.3	401.5
Other operating expenses	(103.9)	(96.1)	(218.4)	(194.2)
Exceptional items	(10.5)	12.7	(40.6)	(6.3)
Operating profit	95.7	113.4	175.3	201.0
Finance income	1.9	2.7	3.0	3.6
Finance costs	(37.2)	(18.8)	(67.3)	(34.3)
Net financing costs	(35.3)	(16.1)	(64.3)	(30.7)
Profit before tax	60.4	97.3	111.0	170.3
Taxation	(11.2)	(22.7)	(20.6)	(39.7)
Profit for the period	49.2	74.6	90.4	130.6
Equity owners of the parent	€ 49.2	€ 74.6	€ 90.4	€ 130.6
Earnings per share
Basic earnings per share	€ 0.28	€ 0.43	€ 0.52	€ 0.75
Diluted earnings per share	€ 0.28	€ 0.43	€ 0.52	€ 0.75